Income Taxes (Changes to Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Beginning Balance	$ 48,688	$ 37,758
Return to provision true-up and other	(1,209)	(3,233)
Ending Balance	50,807	48,688
Continuing Operations [Member]
Income Taxes [Line Items]
Charged to cost and expenses	3,627	13,864
Discontinued Operations [Member]
Income Taxes [Line Items]
Charged to cost and expenses	$ (299)	$ 299